FINANCIAL INSTRUMENTS - Other Financial Assets and Other Financial Liabilities Positions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	€ 2	€ 8
Current derivatives assets	30	31
Derivative financial assets	32	39
Non-current derivatives liabilities	8	14
Current derivative liabilities	34	41
Derivatives liabilities	42	55
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	1	0
Current derivative liabilities	9	19
Derivatives liabilities	10	19
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	3	3
Current derivative liabilities	9	7
Derivatives liabilities	12	10
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	0	0
Current derivative liabilities	2	1
Derivatives liabilities	2	1
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives liabilities	4	11
Current derivative liabilities	14	14
Derivatives liabilities	18	25
Aluminium and premium derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1	2
Current derivatives assets	17	7
Derivative financial assets	18	9
Energy derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	3
Current derivatives assets	0	2
Derivative financial assets	0	5
Other commodity derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	1	2
Derivative financial assets	1	2
Currency commercial derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	1	3
Current derivatives assets	10	20
Derivative financial assets	11	23
Currency net debt derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivatives assets	0	0
Current derivatives assets	2	0
Derivative financial assets	€ 2	€ 0